Finance Income (Tables)	9 Months Ended
Sep. 30, 2022
Finance Income [Abstract]
Schedule of finance income

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Bank interest income	2,148	2	2,660	7
	2,148	2	2,660	7